CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Loss for the year	$ (295,053)	$ (709,594)	$ (408,265)
Currency translation differences, arisen from translating foreign activities	2,263	(2,404)	(3,048)
Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI	(1,915)	(18,267)	(39,290)
Other comprehensive income/(loss), net of income	348	(20,671)	(42,338)
Owners of the parent	$ (294,705)	$ (730,266)	$ (450,603)